Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies
There have been no material changes to the Company’s significant accounting policies from those described in the Notes to the consolidated financial statements of the Company as of and for the years ended December 31, 2021 and 2020 contained in the Annual Report.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and the notes thereto. Accounting estimates affecting amounts reported or disclosed in the condensed consolidated financial statements include, but are not limited to: fair value measurements, the discount rate used in estimating the present value of the right-of-use
(ROU) assets and lease liabilities, the useful lives of property and equipment and intangible assets, the recoverability of long- lived assets, clinical trial accruals, periods over which revenue should be recognized, estimates of transaction price and assumptions used in estimating the fair value of share-based compensation expense. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances and adjusts when facts and circumstances dictate. The estimates are the basis for making judgments about the carrying values of assets and liabilities and to record expenses that are not readily apparent from other sources. As future events and their effects cannot be determined with precision, actual results may materially differ from those estimates or assumptions.
Risk and Uncertainties
Since December 2019,
COVID-19,
a novel strain of coronavirus has become a global pandemic. The virus continues to spread globally, has been declared a pandemic by the World Health Organization and has spread to over 100 countries, including the United States. The impact of this pandemic has been and will likely continue to be extensive in many aspects of society, which has resulted in and will likely continue to result in significant disruptions to the global economy, as well as businesses and capital markets around the world.
The full extent to which the
COVID-19
pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including expenses, clinical trials and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning
COVID-19
and the actions taken to contain or treat
COVID-19,
as well as the economic impact on local, regional, national and international markets.
Concentrations of Credit Risk
During the six months ended June 30, 2022, revenues from the Company’s top customer represented 85.3%
of total revenues. During the six months ended June 30, 2021, revenues from the Company’s top three customers represented
 40.6%, 30.0% and 28.0% of total revenues, respectively.
As of June 30, 2022, billed accounts receivable for two customers represented 53.2% and 43.4% of total billed receivables, respectively. As of December 31, 2021, billed accounts receivable for two customers represented 74.6% and 21.3% of total billed receivables, respectively.

Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents consist of readily available cash in checking accounts, money market funds and marketable debt securities, available-for-sale
(MDS), with original maturities less than three months. The following table provides a reconciliation of cash, cash equivalents and restricted cash, reported within the condensed consolidated statements of cash flows for the periods presented (in thousands):

	June 30,
	2022	2021

Cash and cash equivalents	$65,642	$167,201
Restricted cash	831	831

Total cash, cash equivalents, and restricted cash presented in the condensed consolidated statements of cash flows	$66,473	$168,032

Marketable Debt Securities,
Available-for-Sale
The Company’s MDS portfolio is primarily comprised of money market funds and marketable securities, including commercial paper, U.S. government securities, debt securities of U.S. financial institutions, corporate debt, and asset backed securities. The objective of the Company’s cash management and investment policy is to preserve capital and maintain liquidity, with acceptable levels of risk. The investment policy limits interest-bearing security investments to certain types of debt and money market instruments issued by institutions with investment grade credit ratings, and it places restrictions on maturities and concentrations by asset class and issuer.
The Company invests its excess cash in MDS which are classified as available-for-sale,
which are reported at fair value at each balance sheet date and includes any unrealized holding gains or losses (adjustments to fair value) in accumulated other comprehensive loss, a component of shareholder’s equity. Realized gains and losses are determined using the specific identification method, and are included in other expense, net in the consolidated statements of operations and comprehensive loss. MDS with maturities greater than 90 days and less than 12 months are classified as current in the consolidated balance sheets. MDS with maturities greater than 12 months for which the Company has the intent and ability to hold the investment for greater than 12 months are classified as Marketable debt securities, available-for-sale,
net of current portion in the consolidated balance sheets. Amortization and accretion associated with premiums and discounts incurred at the time of purchase are recognized in investment income, net, in the consolidated statement of operations and comprehensive loss. Dividends and interest income earned on the MDS are also recognized in investment income, net, in the consolidated statement of operations and comprehensive loss.
Marketable Debt Securities are evaluated for impairment at the end of each reporting period. Impairment is evaluated considering numerous factors, and the relative significance varies depending on the situation. Factors considered include whether a decline in fair value below the amortized cost basis is due to credit-related factors or non-credit
related factors, the financial condition and near term prospects of the issuer, and the Company’s intent and ability to hold the investment to allow for an anticipated recovery in fair value. A credit-related impairment is recognized as an allowance in the consolidated balance sheets with a corresponding adjustment to other expense, net in the consolidated statements of operations and comprehensive loss. Any non-credit
related impairment is recognized in other comprehensive loss, net of applicable taxes, a component of shareholders’ equity.
Intangible Assets, Net
The Company records its intangible assets based on their fair values at the date of acquisition. The Company’s finite lived intangible assets related to acquired technologies ha ve
estimated remaining useful lives between three and
one-half
years to 12.5 years as of June 30, 2022 and four to 13 years as of December 31, 2021. Amortization expense for the Company’s finite lived intangible assets is charged to research and development expense in the consolidated statements of operations and comprehensive loss on a straight-line basis over the assets’ estimated useful lives.
Impairment losses on finite-lived intangible assets are recorded when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount. If such assets are considered impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. The Company did not recognize any impairment losses related to their finite lived intangible assets during the six months ended June 30, 2021.
On February 3, 2022, the Company received a Notice of Termination of Collaboration and License agreement (Relaxin) between Bristol Myers Squibb Company (BMS) and the Company (the Relaxin Agreement) from BMS (BMS’ Termination Notice) to be effective three months from receipt of the notification. Due to BMS’ Termination Notice and the Company’s determination that the asset had no alternative future use, the Company concluded the net carrying value of the BMS IA was greater than the estimated fair value and therefore recorded an impairment charge of approximately
$2.5 million during the first quarter of 2022.
In the second quarter of 2022, the Company received verbal notification from BMS of its intent to terminate the Collaboration and License agreement
(FGF-21)
between BMS and the Company (the
FGF-21
Agreement), which was followed by a formal notification on July 18, 2022 to be effective three months from receipt of
the formal notification date. As of June 30, 2022, management determined that the BMS
FGF-21
IA asset had no alternative future use and concluded the net carrying value the BMS
FGF-21
IA was greater than the estimated fair value and therefore recorded an impairment charge of approximately $7.2 million during the second quarter of 2022.

The Company’s intangible assets also include acquired
in-process
research and development (IPR&D) from a business combination, which is recognized as an indefinite lived intangible asset until completion or abandonment of the related R&D activities. When the related R&D is completed, the IPR&D intangible asset is reclassified as a finite-lived intangible asset and amortized over the remaining useful life. The Company’s acquired IPR&D is tested for impairment annually or more frequently if events or changes in circumstances between annual tests indicate that the asset may be impaired. The Company did not recognize any impairment losses related to its
infinite lived intangible assets during the
six-month
periods ended June 30, 2022 and 2021.
Noncontrolling Interests
Through March 31, 2021, revenues, expenses, gains, losses, net loss and other comprehensive loss were reported in the condensed consolidated financial statements at the consolidated amounts, which included the amounts attributable to both the controlling and redeemable noncontrolling interests. Prior to March 2021, the Company’s noncontrolling interest was redeemable and classified outside of permanent equity because upon certain contingent events not being solely within the Company’s control and it may be required to purchase the redeemable noncontrolling shareholders’ interests (RNCI). In March 2021, upon execution of the Reorganization documents, the Company’s noncontrolling interests became mandatorily redeemable with embedded derivatives and were therefore reclassified from outside of permanent equity to a current liability until settlement at which time the RNCI was no longer subject to allocation of losses or other comprehensive loss.
Net Loss Per Share Attributable to Ambrx Biopharma Inc Ordinary Shareholders
Prior to the completion of the IPO, the Company followed the two-class
method when computing net loss per share attributable to Ambrx shareholders as the Company had issued Series A and Series B convertible preferred shares (Preferred Shares), which met the definition of participating securities. The Company’s Preferred Shares entitled the holders to participate in dividends, when and if declared, but did not require the holders to participate in losses of the Company. Accordingly, if the Company reported a net loss attributable to holders of the Company’s ordinary shares, net losses were not allocated to holders of the Preferred Shares. Upon closing of the Company’s IPO, all Series A and Series B convertible preferred shares converted into ordinary shares of the Company on a one-for-one
basis. See the
Initial Public Offering
discussion within Note 1 –
Description of Business and Basis of Presentation
.
Basic net loss per ordinary share is calculated by dividing the net loss attributable to ordinary Ambrx shareholders by the weighted-average number of ordinary shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares and potentially dilutive securities outstanding for the period determined using the treasury-stock and if-
converted methods. For purposes of the diluted net loss per share calculation, potentially dilutive securities are excluded from the calculation of diluted net loss per share because their effect was anti-dilutive and therefore, basic and diluted net loss per share were the same for all periods presented.
Potentially dilutive securities excluded from the calculation of diluted net loss per share included options to purchase 39,829,831 and 31,496,847 ordinary shares for the six months ended June 30, 2022 and 2021, respectively.
Recent Accounting Pronouncements
Recently Issued
From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board or other standards setting bodies that are adopted as of the specified effective date. The Company believes the impact of recently issued standards and any not yet effective will not have a material impact on its consolidated financial statements upon adoption.